UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST

On behalf of the following series:

BBH Money Market Fund

(Exact name of registrant as specified in charter)

140 Broadway, New York, NY 10005

(Address of principal executive offices) (Zip Code)

Corporation Services Company

2711 Centerville Road, Suite 400, Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: June 30

Date of reporting period: June 30, 2015

Item 1. Report to Stockholders.

Annual Report

JUNE 30, 2015

BBH Money Market Fund

BBH MONEY MARKET FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
June 30, 2015

For the 12-month period ended June 30, 2015, the BBH Money Market Fund (the “Fund”) returned 0.01%, net of fees, for both its regular and institutional shares. We believe the performance of the Fund remains competitive with industry peers, while maintaining a high degree of quality and liquidity throughout the period.

The Fund seeks to maximize income while attempting to preserve capital and maintain liquidity by investing in a diversified portfolio of liquid, high-quality, short-term debt instruments. To that end, the Fund’s investments include securities issued or guaranteed as to principal and interest by the U.S. government or its agencies, deposits in and commercial paper issued by large, well-capitalized global banks, commercial paper issued by large credit worthy corporations, U.S. municipals, and repurchase agreements backed by U.S. government and agency collateral.

During the reporting period, money market rates remained near zero as many of the world’s leading central banks maintained highly accommodative monetary policy. The quantitative easing policies of both the European Central Bank (ECB) and the Bank of Japan (BOJ) generally supported low U.S. interest rates. The ECB further reduced its policy rates to negative 0.2%. While both the ECB and BOJ expanded their asset purchase programs on the heels of weak growth.

Steady U.S. economic growth and a declining unemployment rate allowed the Federal Reserve (“Fed”) to significantly taper and ultimately end its asset purchase program in 2014. However, modest investor expectations for inflation provided the Fed with the flexibility to allow the direction of the U.S. labor markets to drive the future timing and pace of tighter monetary policy. Ultimately, this led to no change in the Fed’s zero interest rate policy.

Investor expectations, as measured by Federal Funds Futures, continue to point to the first Fed rate hike later this year. The trajectory of Fed rate hikes is expected to be very gradual throughout the next few years and is expected to be highly sensitive to economic conditions. While the recent turmoil related to Greece and China, and their impact on capital markets, will certainly be on the minds of Federal Reserve Governors as they anticipate the start of rate hikes, improving labor market conditions and building evidence of broad based wage growth likely point to a modest rate hike in the coming months. Until the Federal Reserve finally acts, we expect money market rates to remain near zero.

The investment team for the BBH Money Market Fund maintained what it believed to be a conservative investment strategy throughout the period, as neither longer maturities nor additional credit exposure would benefit shareholders significantly. We continue to perform our own rigorous credit assessment of all securities purchased for the Fund and do not solely rely on rating agency opinions to determine credit quality.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after tax returns, contact the Fund at 1-800-575-1265.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

2

BBH MONEY MARKET FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of the BBH Trust and Shareholders of
BBH Money Market Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of BBH Money Market Fund (a series of BBH Trust) (the “Fund”) as of June 30, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2015, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Money Market Fund as of June 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 21, 2015

FINANCIAL STATEMENTS JUNE 30, 2015	3

BBH MONEY MARKET FUND

PORTFOLIO ALLOCATION
June 30, 2015

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Certificates of Deposit	$218,100,162	13.9%
Commercial Paper	44,987,112	2.9
Municipal Bonds	83,485,000	5.3
U.S. Government Agency Obligations	920,954,481	58.9
U.S. Treasury Bills	59,999,788	3.8
Repurchase Agreements	225,000,000	14.4
Cash and Other Assets in Excess of Liabilities	11,920,200	0.8
NET ASSETS	$1,564,446,743	100.0%

All data as of June 30, 2015. The Fund’s breakdown by security type is expressed as a percentage of net assets and may vary over time.

4

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
June 30, 2015

Principal Amount		Maturity Date	Interest Rate	Value
	CERTIFICATES OF DEPOSIT (13.9%)
$31,350,000	Bank of Montreal	09/04/15	0.270%	$31,350,000
26,750,000	Bank of Nova Scotia	10/01/15	0.190	26,750,000
20,000,000	Bank of Tokyo-Mitsubishi UFJ, Ltd.	07/28/15	0.240	20,000,000
25,000,000	Bank of Tokyo-Mitsubishi UFJ, Ltd.	09/10/15	0.250	25,000,000
25,000,000	DNB Bank ASA	08/19/15	0.180	25,000,000
20,000,000	DNB Bank ASA	09/03/15	0.190	20,000,000
25,000,000	Standard Chartered Bank	10/13/15	0.280	25,000,000
45,000,000	Svenska Handelsbanken	07/27/15	0.200	45,000,162

	Total Certificates of Deposit
	(Identified cost $218,100,162)			218,100,162

	COMMERCIAL PAPER (2.9%)
20,000,000	ING US Funding LLC[1]	08/06/15	0.260	19,994,800
25,000,000	ING US Funding LLC[1]	08/11/15	0.270	24,992,312
	Total Commercial Paper
	(Identified cost $44,987,112)			44,987,112

	MUNICIPAL BONDS (5.3%)
14,000,000	California State Health Facilities
	Financing Authority, Revenue Bonds[2]	07/07/15	0.060	14,000,000
9,290,000	Charlotte, North Carolina, Certificates
	of Participation[2]	07/07/15	0.090	9,290,000
14,000,000	Connecticut State Health & Educational
	Facility Authority, Revenue Bonds[2]	07/07/15	0.070	14,000,000
9,745,000	Illinois State Finance Authority,
	Revenue Bonds[2]	07/07/15	0.070	9,745,000
12,100,000	Massachusetts State Health & Educational
	Facilities Authority, Revenue Bonds[2]	07/07/15	0.060	12,100,000
13,425,000	New Hampshire State Health & Education
	Facilities Authority, Revenue Bonds[2]	07/07/15	0.060	13,425,000
10,925,000	University of Michigan, Revenue Bonds[2]	07/07/15	0.090	10,925,000
	Total Municipal Bonds
	(Identified cost $83,485,000)			83,485,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS JUNE 30, 2015	5

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2015

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (58.9%)
$50,000,000	Fannie Mae Discount Notes[1]	07/01/15	0.060%	$50,000,000
35,000,000	Fannie Mae Discount Notes[1]	07/15/15	0.065	34,999,115
30,000,000	Fannie Mae Discount Notes[1]	07/22/15	0.060	29,998,950
16,000,000	Fannie Mae Discount Notes[1]	08/17/15	0.065	15,998,642
50,000,000	Fannie Mae Discount Notes[1,3]	08/19/15	0.055	49,996,257
90,000,000	Fannie Mae Discount Notes[1,3]	09/02/15	0.057	89,990,988
30,000,000	Fannie Mae Discount Notes[1]	09/09/15	0.060	29,996,500
15,000,000	Fannie Mae Discount Notes[1]	09/30/15	0.070	14,997,346
30,000,000	Federal Home Loan Bank
	Discount Notes[1]	07/06/15	0.085	29,999,646
50,000,000	Federal Home Loan Bank
	Discount Notes[1]	07/10/15	0.065	49,999,188
75,000,000	Federal Home Loan Bank
	Discount Notes[1]	07/24/15	0.075	74,996,406
50,000,000	Federal Home Loan Bank
	Discount Notes[1]	08/12/15	0.096	49,994,400
70,000,000	Federal Home Loan Bank
	Discount Notes[1]	08/21/15	0.090	69,991,075
20,000,000	Federal Home Loan Bank
	Discount Notes[1]	08/26/15	0.065	19,997,978
10,000,000	Federal Home Loan Bank
	Discount Notes[1]	09/09/15	0.087	9,998,308
20,000,000	Freddie Mac Discount Notes[1,3]	07/06/15	0.060	19,999,833
20,000,000	Freddie Mac Discount Notes[1]	07/13/15	0.060	19,999,600
25,000,000	Freddie Mac Discount Notes[1]	07/20/15	0.070	24,999,077
50,000,000	Freddie Mac Discount Notes[1]	08/11/15	0.065	49,996,299
40,000,000	Freddie Mac Discount Notes[1,3]	08/31/15	0.050	39,996,611
50,000,000	Freddie Mac Discount Notes[1]	09/01/15	0.060	49,994,833
35,000,000	Freddie Mac Discount Notes[1]	09/04/15	0.060	34,996,208
40,025,000	Freddie Mac Discount Notes[1,3]	09/14/15	0.063	40,019,788
20,000,000	Freddie Mac Discount Notes[1]	09/16/15	0.060	19,997,433
	Total U.S. Government Agency Obligations
	(Identified cost $920,954,481)			920,954,481

The accompanying notes are an integral part of these financial statements.

6

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2015

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. TREASURY BILLS (3.8%)
$30,000,000	U.S. Treasury Bill[1]	07/02/15	0.015%	$29,999,988
30,000,000	U.S. Treasury Bill[1]	07/16/15	0.016	29,999,800
	Total U.S. Treasury Bills
	(Identified cost $59,999,788)			59,999,788
	REPURCHASE AGREEMENTS (14.4%)
55,000,000	BNP Paribas (Agreement dated
	06/30/15 collateralized by FCSB 0.175%,
	due 03/27/17, original par $728,000,
	value $727,698, FHLB 5.625%, due
	06/13/16, original par $39, value $41,
	FHLMC 2.500%-7.500%, due
	01/01/17-04/01/45, original par
	$182,345,715, value $21,023,533,
	FNMA 2.500%-9.000%, due
	12/01/15-06/01/45, original par
	$229,674,859, value $28,841,455,
	GNMA 3.500%-6.000%, due
	08/15/18-06/20/64, original par
	$19,624,024, value $5,507,283)	07/01/15	0.080	55,000,000
60,000,000	National Australia Bank (Agreement
	dated 06/30/15 collateralized by
	U.S. Treasury Note 1.375%, due 05/31/20,
	original par $62,020,000,
	value $61,200,000)	07/01/15	0.150	60,000,000
55,000,000	RBC Capital Markets (Agreement dated
	06/30/15 collateralized by FHLMC
	2.692%-4.500%, due 10/01/29-11/01/44,
	original par $57,158,566,
	value $14,109,311, FNMA 1.882%-4.500%,
	due 02/01/26-03/01/45, original par
	$81,695,989, value $34,186,534,
	GNMA 3.500%-4.500%, due
	04/20/42-06/20/45, original par
	$11,190,046, value $7,804,155)	07/01/15	0.080	55,000,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS JUNE 30, 2015	7

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2015

Principal Amount		Maturity Date	Interest Rate	Value
	REPURCHASE AGREEMENTS (continued)
55,000,000	Societe Generale (Agreement dated
	06/30/15 collateralized by FHLMC
	2.095%-3.425%, due 01/01/35-08/01/43,
	original par $98,474,704 value $22,032,817,
	FNMA 1.783%-3.459%, due
	10/01/33-06/01/45, original par $133,084,939, value $34,067,183)	07/01/15	0.140	$55,000,000
	Total Repurchase Agreements
	(Identified cost $225,000,000)			225,000,000
TOTAL INVESTMENTS (Identified cost $1,552,526,543)[4]			99.2%	$1,552,526,543
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.8%	11,920,200
NET ASSETS			100.0%	$1,564,446,743

[1]	Coupon represents a yield to maturity.
[2]	Variable rate demand note. The maturity dates reflect the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the June 30, 2015 coupon or interest rate.
[3]	Coupon represents a weighted average yield.
[4]	The cost of securities for federal income tax purpose is substantially the same as for financial reporting purposes.

Abbreviations:

FCSB — Federal Farm Credit Consolidated Systemwide Bond.

FHLB — Federal Home Loan Bank.

FHLMC — Federal Home Loan Mortgage Corporation.

FNMA — Federal National Mortgage Association.

GNMA — Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

8

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2015

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS JUNE 30, 2015	9

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2015

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

At June 30, 2015, 100% of the Fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended (the “1940 Act”). Amortized cost approximates the fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

10

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2015

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2015.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of June 30, 2015
Certificates of Deposit	—	$218,100,162	—	$218,100,162
Commercial Paper	—	44,987,112	—	44,987,112
Municipal Bonds	—	83,485,000	—	83,485,000
U.S. Government
Agency Obligations	—	920,954,481	—	920,954,481
U.S. Treasury Bills	—	59,999,788	—	59,999,788
Repurchase Agreements	—	225,000,000	—	225,000,000
Total Investments, at value	—	$1,552,526,543	—	$1,552,526,543

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period.

There were no transfers between Levels 1, 2 or 3 during the period ended June 30, 2015.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS JUNE 30, 2015	11

BBH MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2015

ASSETS:
Investments, at value (including repurchase agreements of $225,000,000)	$1,552,526,543	*
Cash	12,120,409
Receivables for:
Interest	77,001
Prepaid assets	25,677
Total Assets	1,564,749,630

LIABILITIES:
Payables for:
Custody and fund accounting fees	99,736
Professional fees	54,160
Shareholder servicing fees	48,756
Dividends declared	22,269
Investment advisory and administrative fees	21,741
Distributor fees	2,875
Transfer agent fees	2,137
Board of Trustees’ fees	1,703
Accrued expenses and other liabilities	49,510
Total Liabilities	302,887
NET ASSETS	$1,564,446,743

Net Assets Consist of:
Paid-in capital	$1,564,448,719
Distributions in excess of net investment income	(1,976)
Net Assets	$1,564,446,743

NET ASSET VALUE AND OFFERING PRICE PER SHARE
REGULAR SHARES
($1,126,640,362 ÷ 1,126,644,569 shares outstanding)	$1.00

INSTITUTIONAL SHARES
($437,806,381 ÷ 437,808,216 shares outstanding)	$1.00

*	The cost of investments at June 30, 2015 is $1,552,526,543.

The accompanying notes are an integral part of these financial statements.

12

BBH MONEY MARKET FUND

STATEMENT OF OPERATIONS
For the year ended June 30, 2015

NET INVESTMENT INCOME:
Income:
Interest and other income	$1,266,327
Expenses:
Investment advisory and administrative fees	3,897,431
Shareholder servicing fees	2,926,680
Custody and fund accounting fees	188,430
Board of Trustees’ fees	59,699
Professional fees	58,413
Distributor fees	29,810
Transfer agent fees	17,780
Miscellaneous expenses	109,737
Total Expenses	7,287,980
Investment advisory and administrative fee/shareholder servicing
fee waivers	(6,181,854)
Expense offset arrangement	(5,299)
Net Expenses	1,100,827
Net Investment Income	165,500

NET REALIZED GAIN:
Net realized gain on investments	4,599
Net Increase in Net Assets Resulting from Operations	$170,099

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS JUNE 30, 2015	13

BBH MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the years ended June 30,
	2015	2014
INCREASE IN NET ASSETS:
Operations:
Net investment income	$165,500	$180,188
Net realized gain on investments	4,599	3,594
Net increase in net assets resulting
from operations	170,099	183,782
Distributions declared:
From net investment income:
Regular Shares	(117,221)	(127,313)
Institutional Shares	(52,879)	(56,424)
From net realized gain:
Regular Shares	(4,414)	—
Institutional Shares	(2,200)	—
Total distributions declared	(176,714)	(183,737)
From Fund Share (Principal) Transactions at
Net Asset Value of $1.00 per share:
Fund shares sold and fund shares issued in
connection with reinvestments of dividends	4,822,034,582	5,314,027,339
Fund shares repurchased	(4,875,749,709)	(5,409,098,061)
Net decrease in net assets resulting
from fund share transactions	(53,715,127)	(95,070,722)
Total decrease in net assets	(53,721,742)	(95,070,677)

NET ASSETS:
Beginning of year	1,618,168,485	1,713,239,162
End of year (including distributions in excess of
net investment income of $1,976 and accumulated
net investment income of $3,537, respectively)	$1,564,446,743	$1,618,168,485

The accompanying notes are an integral part of these financial statements.

14

BBH MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Regular Share outstanding throughout each year.

		For the years ended June 30,
	2015	2014	2013	2012	2011
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income[1,2]	0.00	0.00	0.00	0.00	0.00
Distributions to shareholders:
From net investment income[2]	0.00	0.00	0.00	0.00	0.00
From net realized gains	0.00 [2]	—	—	—	—
Total distributions[2]	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.01%	0.01%	0.01%	0.01%

Ratios/Supplemental data:
Net assets, end of year (in millions)	$1,127	$1,151	$1,181	$1,006	$1,119
Ratio of expenses to average net assets
before reductions	0.51%	0.50%	0.51%	0.52%	0.52%
Expense reimbursement[3]	0.44%	0.43%	0.38%	0.36%	0.23%
Expense offset arrangement[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of expenses to average net assets
net of reductions	0.07%	0.07%	0.13%	0.16%	0.29%
Ratio of net investment income to
average net assets	0.01%	0.01%	0.01%	0.01%	0.01%

[1]	Calculated using average shares outstanding for the year.
[2]	Less than $0.01 per share.
[3]	During the fiscal years ended June 30, 2015, 2014, 2013, 2012 and 2011, the investment advisory and administrative fee/shareholder servicing fee waivers, as a result of a minimum yield agreement, were $5,166,811, $5,511,949, $4,803,182, $4,247,736 and $2,665,689, respectively.
[4]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS JUNE 30, 2015	15

BBH MONEY MARKET FUND

FINANCIAL HIGHLIGHTS (continued)

Selected per share data and ratios for an Institutional Share outstanding throughout each year.

		For the years ended June 30,
	2015	2014	2013	2012	2011
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income[1]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders:
From net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.01)
From net realized gains	0.00 [2]	—	—	—	—
Total distributions	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.01)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.01%	0.01%	0.01%	0.04%

Ratios/Supplemental data:
Net assets, end of year (in millions)	$438	$467	$532	$534	$594
Ratio of expenses to average net assets
before reductions	0.26%	0.26%	0.26%	0.27%	0.27%
Expense reimbursement[3]	0.19%	0.19%	0.13%	0.11%	0.01%
Expense offset arrangement[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of expenses to average net assets
net of reductions	0.07%	0.07%	0.13%	0.16%	0.26%
Ratio of net investment income to
average net assets	0.01%	0.01%	0.01%	0.01%	0.04%

[1]	Calculated using average shares outstanding for the year.
[2]	Less than $0.01 per share.
[3]	During the fiscal years ended June 30, 2015, 2014, 2013, 2012 and 2011, the investment advisory and administrative fee waivers, as a result of a minimum yield agreement, were $1,015,043, $1,046,949, $666,139, $699,105 and $61,661, respectively.
[4]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

16

BBH MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
June 30, 2015

1.	Organization. The Fund is a separate series of BBH Trust (the “Trust”), which is registered under the 1940 Act, as an open-end management investment company. The Trust was originally organized as a Massachusetts business trust on June 7, 1983 and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on December 12, 1983. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to create an unlimited number of series, each of which may issue a separate class of shares. The Fund currently offers two classes of shares, Regular Shares and Institutional Shares. At June 30, 2015, there were six series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. The Fund values its investments at amortized cost, which approximates fair value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is in compliance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be valued as determined in accordance with procedures adopted by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued as earned and consists of interest accrued, accretion of discount on debt securities (including both original issue and market discount) and premium amortization on the investments of the Fund.
C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time that assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the

FINANCIAL STATEMENTS JUNE 30, 2015	17

BBH MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the marked-to-market value of the underlying collateral each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (MRA) which permit the Fund, under certain circumstances including an event of default of the counterparty (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Lastly, the MRA does not preclude the Fund from selling, transferring, pledging or hypothecating the underlying collateral but no such transaction shall relieve the Fund of its obligation to transfer the collateral to the counterparty upon the latter’s repurchase of the securities.

The Fund’s repurchase agreements as of June 30, 2015 are shown on a gross basis and the required disclosures under Accounting Standards Update (“ASU”) 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, are shown in the Portfolio of Investments. Repurchase agreements are subject to credit risks.

E.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified in the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of June 30, 2015, nor were there any increases or decreases in

18

BBH MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the year ended June 30, 2015, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

F.	Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amounts of $121,635 and $55,079 to Regular and Institutional shareholders, respectively, during the year ended June 30, 2015.

The tax character of distributions paid during the fiscal years ended June 30, 2015 and 2014, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Total distributions paid
2015:	$176,714	–	$176,714	$176,714
2014:	$183,737	–	$183,737	$183,737

As of June 30, 2015 and 2014, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2015:	$20,293	–	$20,293	–	$(22,269)	–	$(1,976)
2014:	$25,399	–	$25,399	–	$(21,862)	–	$ 3,537

The Fund did not have a net capital loss carryforward at June 30, 2015.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from the amounts shown in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

FINANCIAL STATEMENTS JUNE 30, 2015	19

BBH MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

To the extent future capital gains are offset by future capital loss carryforwards, such gains will not be distributed.

G.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
3.	Recent Accounting Pronouncements. On June 12, 2014, the FASB issued ASU 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”, which changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements. It also requires enhanced disclosures about repurchase agreements and other similar transactions. The accounting changes and disclosure guidance are effective for public entities for the first interim or annual period beginning after December 15, 2014. Early adoption is not permitted for public companies. Management has determined that there is no impact to the Fund’s financial statements.
4.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and incurred monthly at an annual rate equivalent to 0.25% on the first $1,000,000,000 of the Fund’s average daily net assets and 0.20% of the Fund’s average daily net assets in excess of $1,000,000,000. For the year ended June 30, 2015, the Fund incurred $3,897,431 for services under the Agreement.

B.	Investment Advisory and Administrative Fee Waiver. Effective July 6, 2009, BBH voluntarily began to waive its Investment Advisory and Administrative Fee and credit daily to the Fund an amount which would maintain the minimum daily yield of the Fund at 1 basis point (0.01%). The amount credited each day would be an offset to the daily accrual of the Investment Advisory and Administrative Fee. This is a voluntary waiver that can be changed at any time at the sole discretion of BBH. For the year ended June 30, 2015, BBH waived fees in the amount of $2,684,989 and $1,015,043 for Regular Shares and Institutional Shares, respectively.
20

BBH MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Regular Shares of the Fund calculated daily and incurred monthly at an annual rate of 0.25% of the Regular Shares average daily net assets. For the year ended June 30, 2015, the Regular Shares of the Fund incurred $2,926,680 in shareholder servicing fees.
D.	Shareholder Servicing Fee Waiver. Effective May 1, 2010, BBH voluntarily began to waive its Shareholder Servicing Fee for the Regular Shares only when the Investment Advisory and Administrative Fee waiver is not enough to maintain the minimum daily yield of the Fund at 1 basis point (0.01%). The amount credited each day would be an offset to the daily accrual of the Shareholder Servicing Fee. This is a voluntary waiver that can be changed at any time at the sole discretion of BBH. For the year ended June 30, 2015, BBH waived fees in the amount of $2,481,822.
E.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.004% per annum of average daily net assets. For the year ended June 30, 2015, the Fund incurred $188,430 in custody and fund accounting fees. These fees for the Fund were reduced by $5,299 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the year ended June 30, 2015, was $213.
F.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 2015, the Fund incurred $59,699 in non-interested Trustee compensation and reimbursements.
FINANCIAL STATEMENTS JUNE 30, 2015	21

BBH MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Regular Shares and Institutional Shares of beneficial interest, at no par value. Transactions in Regular Shares and Institutional Shares were as follows:

	For the year ended June 30, 2015		For the year ended June 30, 2014
	Shares	Dollars	Shares	Dollars
Regular Shares
Shares sold	3,246,118,686	$3,246,118,686	3,547,665,592	$3,547,665,592
Shares issued in
connection with
reinvestments
of dividends	4,026	4,026	13,580	13,580
Shares repurchased	(3,270,595,452)	(3,270,595,452)	(3,577,579,956)	(3,577,579,956)
Net decrease	(24,472,740)	$(24,472,740)	(29,900,784)	$(29,900,784)
Institutional Shares
Shares sold	1,575,905,739	$1,575,905,739	1,766,329,862	$1,766,329,862
Shares issued in
connection with
reinvestments
of dividends	6,131	6,131	18,305	18,305
Shares repurchased	(1,605,154,257)	(1,605,154,257)	(1,831,518,105)	(1,831,518,105)
Net decrease	(29,242,387)	$(29,242,387)	(65,169,938)	$(65,169,938)

6.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, BBH or any other bank, and the shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

The divergence of the Fund’s amortized cost price per share from its market based net asset value per share may result in material dilution or other unfair results to shareholders (amortized cost risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk), failure of a counterparty to a transaction

22

BBH MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2015

to perform (credit risk), changes in interest rates (interest rate risk) or certain risks associated with investing in foreign securities not present in domestic investments (foreign investment risk). The Fund is subject to the risk that the securities selected by the investment adviser may underperform (management risk). Even though the Fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the Fund if the other party to the agreement should default on its obligations (repurchase agreement risk). Political, legislative and economic events may affect a municipal security’s value, interest payments, repayments of principal and the Fund’s ability to sell it (municipal securities risk). The U.S. Securities and Exchange Commission recently adopted additional money market fund regulations that the Fund will become subject to over the course of the next two years and may impact the operation and performance of the Fund (regulatory risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by the Fund’s investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The absence of an active market for variable and floating rate securities could make it difficult for the Fund to dispose of such securities if the issuer defaults (variable and floating rate instrument risk). The Fund’s exposure to these risks with respect to these financial assets held by the Fund is reflected in their value as recorded in the Fund’s Statement of Assets and Liabilities.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.	Money Market Reform. On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime money market funds adopt a market-based floating net asset value. Other types of money market funds may continue to transact fund shares at a NAV calculated using the amortized cost valuation method. The rule changes also allow for certain liquidity-based redemption fees and gates, and include enhanced requirements, disclosures and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). Management is currently evaluating the implications of these amendments and the impact to the Fund’s operations and financial statements.
8.	Subsequent Events. Management has evaluated events and transactions that have occurred since June 30, 2015 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.
FINANCIAL STATEMENTS JUNE 30, 2015	23

BBH MONEY MARKET FUND

DISCLOSURE OF FUND EXPENSES
June 30, 2015 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2015 to June 30, 2015).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

24

BBH MONEY MARKET FUND

DISCLOSURE OF FUND EXPENSES (continued)
June 30, 2015 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015[1]
Regular Shares
Actual	$1,000	$1,000	$0.30
Hypothetical[2]	$1,000	$1,024	$0.30

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015[1]
Institutional Shares
Actual	$1,000	$1,000	$0.30
Hypothetical[2]	$1,000	$1,024	$0.30

[1]	Expenses are equal to the Fund’s annualized net expense ratio of 0.06% and 0.06% for Regular and Institutional Shares, respectively, multiplied by 181/365 (to reflect the one half-year period).
[2]	Assumes a return of 5% before expenses. For the purpose of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

FINANCIAL STATEMENTS JUNE 30, 2015	25

BBH MONEY MARKET FUND

CONFLICTS OF INTEREST
June 30, 2015 (unaudited)

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. However, BBH has implemented policies and procedures to assure that investment opportunities are allocated equitably between the Fund and other funds and accounts with similar investment strategies.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to a Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

Purchases and sales of securities for the Fund may be aggregated with orders for other BBH client accounts. BBH, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

From time to time, BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times. Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

26

BBH MONEY MARKET FUND

CONFLICTS OF INTEREST (continued)
June 30, 2015 (unaudited)

When market quotations are not readily available, or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities that have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

FINANCIAL STATEMENTS JUNE 30, 2015	27

BBH MONEY MARKET FUND

ADDITIONAL FEDERAL TAX INFORMATION
June 30, 2015 (unaudited)

In January 2015, the Fund reported on Form 1099 the tax status of all distributions made during the calendar year 2014. Shareholders should use the information on Form 1099 for their income tax returns.

28

TRUSTEES AND OFFICERS OF BBH MONEY MARKET FUND

(unaudited)

Information pertaining to the Trustees of the BBH Trust (the “Trust”) and executive officers of the Trust is set forth below. The Statement of Additional Information for the BBH Money Market Fund includes additional information about the Fund’s Trustees and is available upon request, without charge, by contacting the Fund at 1-800-575-1265.

Name and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee^	Other Public Company or Investment Company Directorships held by Trustee During Past 5 Years

Independent Trustees
H. Whitney Wagner Birth Date: March 3, 1956	Chairman of the Board and Trustee	Chairman Since 2014; Trustee Since 2007 and 2006-2007 with the Predecessor Trust	President, Clear Brook Advisors, a registered investment advisor.	6	None.

Andrew S. Frazier Birth Date: April 8, 1948	Trustee	Since 2010	Consultant to Western World Insurance Group, Inc. (“WWIG”) (January 2010 to January 2012).	6	Director of WWIG.

Mark M. Collins Birth Date: November 8, 1956	Trustee	Since 2011	Partner of Brown Investment Advisory Incorporated, a registered investment advisor.	6	Chairman of Dillon Trust Company.

John M. Tesoro Birth Date: May 23, 1952	Trustee	Since 2014	Partner, Certified Public Accountant, KPMG LLP (Retired in September 2012).	6	Trustee, Bridge Builder Trust (7 Funds). Director, Teton Advisors, Inc. (a registered investment adviser).

FINANCIAL STATEMENTS JUNE 30, 2015	29

TRUSTEES AND OFFICERS OF BBH MONEY MARKET FUND

(unaudited)

Name and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee^	Other Public Company or Investment Company Directorships held by Trustee During Past 5 Years

Interested Trustees
Susan C. Livingston+	Trustee	Since 2011	Partner (since 1998) and Senior	6	None.
50 Post Office Square			Client Advocate (since 2010) for
Boston, MA 02110			BBH&Co., Director of BBH
Birth Date:			Luxembourg S.C.A. (since 1992);
February 18, 1957			Director of BBH Trust Company
(Cayman) Ltd. (2007 to April 2011);
and BBH Investor Services (London)
Ltd (2001 to April 2011).

John A. Gehret+	Trustee	Since 2011	Limited Partner of BBH&Co.	6	None.
140 Broadway			(2012-present); General Partner of
New York, NY 10005			BBH&Co. (1998 to 2011); President
Birth Date:			and Principal Executive Officer of
April 11, 1959			the Trust (2008-2011).

30

TRUSTEES AND OFFICERS OF BBH MONEY MARKET FUND

(unaudited)

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Officers
Radford W. Klotz	President and	Since 2011	Partner of BBH&Co. since 1995; joined BBH&Co. in 1977.
140 Broadway	Principal
New York, NY 10005	Executive
Birth Date:	Officer
December 1, 1955
Charles H. Schreiber	Treasurer and	Since 2007	Senior Vice President of BBH&Co. since 2001; joined BBH&Co.
140 Broadway	Principal	2006-2007	in 1999.
New York, NY 10005	Financial	with the
Birth Date:	Officer	Predecessor
December 10, 1957		Trust

Mark A. Egert	Chief	Since 2011	Senior Vice President of BBH&Co. since June 2011; Partner at
140 Broadway	Compliance		Crowell & Moring LLP (April 2010 to May 2011).
New York, NY 10005	Officer
Birth Date:	(“CCO”); and
May 25, 1962	Anti-Money	Since 2014
Laundering
Officer

Suzan Barron	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel,
50 Post Office Square			BBH&Co. since 2005.
Boston, MA 02110
Birth Date:
September 5, 1964

Rowena Rothman	Assistant	Since 2011	Vice President of BBH&Co. since 2009.
140 Broadway	Treasurer
New York, NY 10005
Birth Date:
October 24, 1967

James D. Kerr	Assistant	Since 2015	Associate and Investor Services Assistant Counsel since 2014;
50 Post Office Square Boston, MA 02110	Secretary		joined BBH&Co. in 2013; Assistant District Attorney, Middlesex County, Massachusetts (October 2011 – September 2013); Judicial Law Clerk, Massachusetts Court of Appeals (September 2010 to September 2011).
Birth Date: January 5, 1983

#	All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws). Mr. Wagner previously served on the Board of Trustees of the Predecessor Trust.
+	Ms. Livingston and Mr. Gehret are “interested persons” of the Trust as defined in the 1940 Act because of their positions as Partner and Limited Partner of BBH&Co., respectively.
^	The Fund Complex consists of the Trust, which has six series, and each is counted as one “Portfolio” for purposes of this table.
FINANCIAL STATEMENTS JUNE 30, 2015	31

Administrator	Investment Adviser
Brown Brothers Harriman & Co.	Brown Brothers Harriman
140 Broadway	Mutual Fund Advisory
New York, NY 10005	Department
140 Broadway
Distributor	New York, NY 10005
Alps Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

As of the period ended June 30, 2015 (the “Reporting Period”), the Registrant has adopted a code of ethics (“Ethical Standards for Principal Executive and Principal Financial Officers”) that applies to the Registrant’s principal executive officer and principal financial officer, principal accounting officer or controller or persons performing similar functions. During the Reporting Period, there have been no changes to, amendments to or waivers from, any provision of the code of ethics. A copy of this code of ethics can be obtained upon request, free of charge, by calling (800) 575-1265.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that Andrew S. Frazier, Mark M. Collins, and John M. Tesoro possess the attributes identified in Instruction (b) of Item 3 to Form N-CSR to each qualify as an “audit committee financial expert,” and has designated Andrew S. Frazier, Mark M. Collins and John M. Tesoro as the Registrant’s audit committee financial experts. Messrs. Andrew S. Frazier, Mark M. Collins and John M. Tesoro are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $33,560 for 2015 and $32,748 for 2014.

(b)

Audit Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for 2015 and $0 for 2014.

(c)

Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $4,600 for 2015 and $4,500 for 2014.  These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d)

All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $8,300 for 2015 and $5,373 for 2014.

The other services provided to the Registrant consisted of examinations pursuant to Rule 17f-2 of the Investment Company Act of 1940, as amended and filings of Form N-17f-2 “Certificate of Accounting of Securities and Similar Investments in the Custody of Management Investment Companies” with the U.S. Securities and Exchange Commission (“17f-2 Services”) in addition to audit services, tax services, and 17f-2 Services provided to other series of the Registrant.

(e)(1)

Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The audit committee has delegated to its Chairman the approval of such services subject to reports to the full audit committee at its next subsequent meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 0%; Tax Fees were 0%; and Other Fees were 0%.

(f)	Not applicable.
(g)

The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not  including  any  sub-adviser whose  role  is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $4,209,793 for 2015 and $872,349 for 2014.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable

Item 6. Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.
(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH Trust

By: (Signature and Title)

/s/ Radford W. Klotz

Radford W. Klotz

Title:  President (Principal Executive Officer)

Date: September 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Radford W. Klotz

Radford W. Klotz

Title: President (Principal Executive Officer)

Date: September 8, 2015

By: (Signature and Title)

/s/ Charles H. Schreiber

Charles H. Schreiber

Title: Treasurer (Principal Financial Officer)

Date: September 8, 2015